Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 10 – INTANGIBLE ASSETS, NET

	As of December 31, 2023
	Gross carrying value	Accumulated amortization and impairment	Net carrying value
Software	$268,269	$(238,584)	$29,685
Copyright	847,181	(847,181)	-
Trademarks	21,123,053	(7,596,522)	13,526,531
Customer relationship	1,044,928	(335,309)	709,619
Technology	51,783,276	(22,719,967)	29,063,309
Patents	54,070,987	(54,070,987)	-
	$129,137,694	$(85,808,550)	$43,329,144

	As of December 31, 2022
	Gross carrying value	Accumulated amortization and impairment	Net carrying value
Software	$276,249	$(224,608)	$51,641
Copyright	847,181	(169,436)	677,745
Trademarks	21,143,485	(4,711,018)	16,432,467
Customer relationship	1,044,928	(182,861)	862,067
Technology	51,783,276	(12,945,821)	38,837,455
Patents	54,564,831	(23,766,487)	30,798,344
	$129,659,950	$(42,000,231)	$87,659,719

Amortization expense of intangible assets was $13,348,477, $15,237,066 and $12,675,687 for the years ended December 31, 2023, 2022 and 2021, respectively.

As of December 31, 2023, future minimum amortization expenses in respect of intangible assets are as follows:

Year ending December 31,
2024	$8,831,721
2025	8,802,036
2026	8,802,036
2027	8,802,036
2028	3,673,200
Thereafter	4,418,115
$43,329,144